Intangible assets - other details (Details) - USD ($)			1 Months Ended	12 Months Ended
	Jul. 09, 2013	Oct. 09, 2012	Dec. 31, 2012	Dec. 31, 2025	Dec. 31, 2024	Oct. 12, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of remaining shares to be issued included in obligation to issue shares					$ 24,746
Licenses | Licensor
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Total amount paid for license	$ 40,000
Expiration term from date of first commercial sales of product (in years)	10 years
Royalties paid				$ 0
Licenses | Dr. Richard Johnson and Dr. Takahiko Nakagawa (the "Vendors")
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Accrued royalties				$ 0
Expiration year			10 years
Licenses | University of Florida Research Foundation, Inc. ("UFRF")
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Royalty amount received				5.00%
Expiration term from date of first commercial sales of product (in years)				10 years
Net sale product				1.50%
Receipt of regulatory				$ 100,000
Issuance to UFRF, shares of common stock		180,397		160,783	160,783
Milestone payment				$ 500,000
Annual license fee				1,000
Royalties paid				0
Royalty payment				100,000
Number of remaining shares to be issued included in obligation to issue shares					$ 24,746
Royalties paid to UFRF				$ 0
Outstanding financial obligations						$ 0
De Recognition Of License Asset, License Agreement Termination						26,579
Amount of license obligation						$ 24,746